Debt (Tables)	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Debt [Abstract]
Schedule of Obtained Loans from External Parties
	March 31, 2024	September 30, 2023
Total interest payable	$47	$35
Total debt and interest payable	$522	$510
The principal amount, maturity date and interest rate for the loans are shown below:
	June 30,	September 30,
	2024	2023
Total interest payable	$53	$35
Total debt and interest payable	$528	$510

Schedule of Interest Payable
Lender	Principle	Interest rate	Lending date	Due
Goh Meng Keong	$432	5% p.a	March 22, 2022	September 30, 2024
Goh Seng Wei	$43	5% p.a	May 26, 2022	November 25, 2024

Lender	Principle	Interest rate		Lending date	Due
Goh Meng Keong	$432	5	% p.a	March 22, 2022	September 30, 2024
Goh Seng Wei	$43	5	% p.a	May 26, 2022	November 25, 2024

Schedule of Debt Principal Payments
Principal payments:	Amount
For year ended September 30, 2024	475
Total	$475

Principal payments:	Amount
For year ended September 30, 2024	475
Total	$475